Investments in Subsidiaries and Investee Companies (Non-Controlling Interests in Subsidiaries - Profit and Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in subsidiaries and investee companies [Line Items]
Current assets	$ 2,788	$ 2,725
Non-current assets	5,988	5,989
Current liabilities	2,009	2,328
Non-current liabilities	2,852	3,456
Equity	3,915	2,930	$ 2,659	$ 3,188
Sales	5,556	5,418	5,363
Operating income (loss)	1,519	629	(3)
Depreciation and amortization	420	418	406
Net income (loss)	1,235	347	(172)
Comprensive income (loss)	1,135	433	(291)
Non-controlling interests [Member]
Investments in subsidiaries and investee companies [Line Items]
Current assets	192	197
Non-current assets	318	367
Current liabilities	225	241
Non-current liabilities	49	215
Equity	236	108
Sales	387	363	377
Operating income (loss)	0	(21)	(78)
Depreciation and amortization	34	34	34
Operating income (loss) before depreciation and amortization	34	13	(44)
Net income (loss)	(13)	(38)	(104)
Comprensive income (loss)	$ 3	$ (26)	$ (126)